Stockholders' equity (Details) - MXN ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Oct. 29, 2021	Aug. 13, 2021	Jun. 21, 2021	May 12, 2021	Feb. 18, 2021	Jan. 03, 2021	Nov. 09, 2020	Oct. 02, 2020	Aug. 17, 2020	May 08, 2020	Mar. 10, 2020	Jan. 10, 2020	Dec. 31, 2021	Jan. 03, 2021	Dec. 14, 2020	Dec. 31, 2019	Oct. 08, 2019	May 29, 2019
Disclosure of offsetting of financial assets [line items]
Par value per share (in Pesos per share)													$ 10
Treasury shares (in Shares)													283,403	1,015,072
Reclassification of Share Premium Account to Retained Earnings					$ 876,518
Increased variable capital							$ 27,183	$ 89,235			$ 181,865
Issuance cost											16,736
Fair value liability											$ 55,810
Cashless exercises of issuance shares (in Shares)							3,520,489				1,457,798			214,020
Warrant shares (in Shares)							109,874	352,256
Cash exercise (in Shares)							109,874	352,256
Increased share premium							$ 860,571
Redemption of shares (in Shares)							1,301,293
Merger stockholders' equity increased															$ 4,724
Total capital increase share premium amount						$ 909,428
Dividends from retained earnings	$ 350,000	$ 350,000		$ 350,000	350,000							$ 70,000
Dividend to campalier based on its shareholding	$ 183,812	$ 183,812		$ 180,489	$ 180,489							$ 42,739
Dividend per shares (in Pesos per share)	$ 9.38	$ 9.38		$ 9.57	$ 9.57							$ 2.32
Dividends from profits generated										$ 100,000
Dividend paid in cash							$ 330,000		$ 330,000	$ 53,522
Dividend per shares (in Pesos per share)										$ 2.90
Remaining part of dividend							$ 168,136		$ 176,621
Dividends per share (in Pesos per share)							$ 9.11		$ 9.27
Dividends payment from retained earnings																	$ 150,000	$ 128,000
Equity interest																	$ 91,583	$ 78,151
Statutory reserve						$ 10,679							$ 10,679	$ 10,679		$ 10,370
Campalier, S.A. de C.V
Disclosure of offsetting of financial assets [line items]
Treasury Stock, Shares Issued			731,669